Note 20 - Subsequent Event	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent event

On
January 17, 2018,
the Company expanded and extended its revolving credit facility. Under the amended facility, borrowing capacity has been increased to
$250,000,
up from
$200,000,
and the maturity date has been extended to
January 2023
from
June 2020.
At any time during the term, the Company has the right to increase the facility by up to
$100,000
on the same terms and conditions as the original facility. The facility will continue to be utilized for working capital and general corporate purposes and to fund future tuck-under acquisitions.